UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11601 Wilshire Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, President, FPA New Income, Inc., 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

ITEM 1. Schedule of Investments.

BONDS & DEBENTURES	Coupon Rate (%)	Maturity Date	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
AGENCY STRIPPED— 10.0%
Government National Mortgage Association
2004-10	0.0000	1/16/2044	$16,029,289	$160
2002-56	0.0425	6/16/2042	212,819	332
2011-10	0.1118	12/16/2045	66,676,276	1,558,891
2010-18	0.1158	1/16/2050	56,141,262	1,226,125
2009-119	0.1337	12/16/2049	90,298,202	1,845,695
2010-63	0.1709	5/16/2050	42,345,199	825,308
2009-60	0.1806	7/16/2049	39,409,293	837,053
2011-6	0.2095	10/16/2052	156,746,524	3,573,821
2007-77	0.2795	11/16/2047	42,344,364	1,266,096
2008-24	0.2930	11/16/2047	10,002,766	192,953
2008-8	0.3203	11/16/2047	25,630,751	486,984
2010-148 IX	0.3222	10/16/2052	44,670,380	1,523,260
2011-64 IX	0.3231	10/16/2044	48,573,313	2,167,341
2008-45	0.3450	2/16/2048	10,415,030	349,737
2009-71	0.3668	7/16/2049	23,003,220	590,953
2009-86	0.3745	9/16/2049	61,450,617	1,396,158
2010-49	0.4560	2/16/2050	74,829,052	1,729,299
2009-49	0.4787	6/16/2049	24,049,414	734,229
2009-105	0.4934	11/16/2049	35,748,990	1,280,171
2005-9	0.5173	1/16/2045	4,506,517	105,137
2004-108	0.5198	12/16/2044	14,066,282	304,816
2013-72	0.5271	11/16/2047	533,056,000	30,187,814
2011-16	0.5335	9/16/2046	89,185,454	3,413,127
2004-43	0.5502	6/16/2044	39,348,737	943,583
2013-35	0.6229	1/16/2053	350,786,448	20,047,902
2010-161 IA	0.6641	12/16/2050	209,451,423	5,946,326
2008-92	0.6674	10/16/2048	34,347,119	1,572,755
2006-55	0.6834	8/16/2046	22,156,787	828,221
2013-29	0.6883	5/16/2053	116,509,405	7,118,795
2008-48	0.6930	4/16/2048	12,693,272	517,378
2010-28	0.7148	3/16/2050	76,022,903	2,267,003
2013-7	0.7471	5/16/2053	364,693,466	24,491,099
2008-78	0.7588	7/16/2048	11,728,798	572,952
2010-123	0.7734	9/16/2050	58,193,389	2,413,280
2014-120	0.8163	4/16/2056	70,905,878	4,602,394
2012-35	0.8231	11/16/2052	122,697,147	6,546,015
2009-30	0.8636	3/16/2049	12,597,397	536,775
2009-4	0.8746	1/16/2049	22,110,407	1,061,963
2011-49	0.8938	4/16/2045	63,557,711	2,670,695
2014-57	0.8997	5/16/2055	190,656,486	13,921,489
2012-9	0.8998	11/16/2052	161,960,340	13,768,249
2013-80	0.9127	3/16/2052	63,580,971	5,050,179
2013-1	0.9132	2/16/2054	137,827,423	10,761,924
2014-88	0.9192	3/16/2055	227,843,376	16,147,693
2012-131	0.9225	2/16/2053	109,046,350	8,448,911
2014-138	0.9319	9/1/2039	37,447,970	2,874,633
2013-125	0.9360	10/16/2054	26,559,522	1,534,410
2011-78 IX	0.9370	8/16/2046	115,098,912	5,779,116
2014-164	0.9406	1/16/2056	378,181,385	27,727,767
2013-13	0.9462	7/16/2047	106,003,962	7,026,716
2012-150	0.9599	11/16/2052	95,773,210	7,165,886
2012-45	0.9617	4/16/2053	33,047,392	2,288,684
2012-95	0.9699	2/16/2053	144,859,753	10,572,328
2011-165	0.9805	10/16/2051	229,376,432	11,122,463
2011-164	0.9826	4/16/2046	138,301,427	7,641,154
2013-30	0.9828	9/16/2053	228,162,587	16,250,470
2014-135	0.9855	1/16/2056	391,243,770	29,726,076
2012-58	1.0059	1/16/2055	225,384,086	15,975,224
2014-110	1.0088	1/16/2057	57,780,120	5,248,746
2014-153	1.0151	11/16/2054	303,351,489	26,543,437
2012-79	1.0160	3/16/2053	139,873,929	9,358,965
2012-25	1.0209	8/16/2052	108,800,284	6,476,772
2006-30	1.0286	5/16/2046	4,255,721	301,518
2014-187	1.0356	5/16/2056	269,494,000	23,833,376
2011-120	1.0361	12/16/2043	105,066,930	10,007,625
2014-175	1.0402	4/16/1954	324,885,509	28,579,853
2013-61	1.0454	5/16/2053	153,996,927	11,075,182
2012-85	1.0454	9/16/2052	117,700,685	8,705,955
2011-143	1.0562	4/16/2053	91,086,164	10,964,042
2013-45	1.0644	12/16/2040	121,795,381	7,692,353
2011-92 IX	1.0873	11/16/2044	29,219,166	1,763,669
2012-4	1.1140	5/16/2052	219,616,235	11,443,455
2011-149	1.1408	10/16/2046	64,718,507	4,781,403
2014-28	1.1966	10/16/2054	112,835,417	9,853,748
2012-33	1.2581	6/16/2052	291,087,469	15,585,871
2014-49	1.3581	8/16/2054	172,964,599	16,028,197
TOTAL AGENCY STRIPPED				$559,760,135

NON-AGENCY — 5.5%
A10 Securitization 2013-2 A†	2.6000	11/15/2027	$11,229,700	$11,255,465
Citigroup Commercial Mortgage Trust
2007-FL3A B†	0.3308	4/15/2022	440,933	440,763
2007-FL3A C†	0.3708	4/15/2022	546,612	545,168
COMM Mortgage Trust 2013-RIA4 A2†*	6.0000	6/25/2028	12,099,500	11,753,254
Credit Suisse Mortgage Trust 2007-TF2A B†	0.5108	4/15/2022	87,332	86,568
Del Coronado Trust 2013-HDMZ CL M†	5.1547	3/15/2018	9,299,000	9,306,419
Monty Parent Issuer LLC
2013-LTR1 A†	3.4700	11/20/2028	4,490,811	4,495,294
2013-LTR1 B†	4.2500	11/20/2028	14,004,399	14,004,388
Morgan Stanley Capital I Trust 2006-T23 A4	5.8095	8/12/2041	21,678,000	22,761,124

Motel 6 Trust
2012-MTL6 D†	3.7812	10/5/2017	37,663,000	37,653,795
2012-MTL6 E†	4.2743	10/5/2017	10,061,000	9,785,165
Ores NPL LLC 2014-LV3 CL B†	6.0000	3/27/2024	47,419,000	47,398,316
Rialto Real Estate Fund LP
2014-LT5 CL B †*	5.0000	5/15/2024	7,412,000	7,374,940
2014-LT6 CL B†	5.4860	9/15/2024	9,457,000	9,496,284
Starwood Commercial Mortgage Trust 2013-FV1 CL B†	2.1590	8/11/2028	18,051,000	18,044,729
Sunset Mortgage Loan Company
2014-NPL-1 A †	3.2282	8/16/2044	45,698,063	45,671,142
2014-NPL-2 A †	3.7210	11/16/2044	56,849,566	57,011,723
TOTAL NON-AGENCY				$307,084,537

AGENCY — 1.8%
Government National Mortgage Association
2013-55 CL A	1.3168	5/16/2038	$1,004,697	$998,312
2012-22 CL AB	1.6610	2/1/2026	4,833,351	4,829,743
2012-02 CL A	1.8624	6/16/2031	8,319,987	8,350,549
2011-49 CL A	2.4500	7/16/2038	3,423,222	3,443,565
2010-155 CL B	2.5250	6/16/2039	2,825,000	2,872,938
2011-49 CL AB	2.8000	4/16/2034	16,753,534	16,943,854
2011-120 CL A	3.8772	8/16/2033	28,084,526	28,670,931
2011-143 CL AB	3.9739	3/16/2033	35,714,291	36,647,505
2006-63 CL B	5.0050	3/16/2038	358,465	365,238
2010-148 CL AC	7.0000	12/16/2050	269,775	293,043
TOTAL AGENCY				$103,415,678

RESIDENTIAL MORTGAGE-BACKED SECURITIES
AGENCY POOL FIXED RATE MORTGAGES — 7.2%
Federal Home Loan Mortgage Corporation
E01305	4.5000	12/1/2017	$33,525	$35,129
E01304	4.5000	1/1/2018	51,582	54,050
E01481	4.5000	10/1/2018	418,883	441,117
E01489	4.5000	11/1/2018	3,149,623	3,319,762
G11657	4.5000	12/1/2018	385,473	406,294
E01641	4.5000	5/1/2019	191,045	202,194
E01653	4.5000	6/1/2019	384,226	406,961
J11204	4.5000	11/1/2019	3,871,116	4,079,846
G11712	4.5000	7/1/2020	394,968	421,268
P60959	4.5000	9/1/2020	2,181,752	2,284,709
G11772	4.5000	9/1/2020	377,910	403,582
G15230	4.5000	12/1/2021	22,393,437	24,138,103
G15110	4.5000	8/1/2025	4,139,047	4,411,542
G15223	4.5000	9/1/2026	5,042,636	5,419,016
G15169	4.5000	8/15/2028	14,919,895	15,980,737
B11858	5.0000	1/1/2019	1,974,825	2,086,488
G18021	5.0000	11/1/2019	3,892,539	4,143,690
G18026	5.0000	12/1/2019	1,075,968	1,145,165
B17433	5.0000	12/1/2019	2,722,209	2,897,432
G18033	5.0000	1/1/2020	2,965,482	3,158,274
B17562	5.0000	1/1/2020	2,234,739	2,381,603
G11742	5.0000	7/1/2020	283,711	301,963
G12131	5.0000	12/1/2020	1,044,191	1,106,730
G13812	5.0000	12/1/2020	5,524,639	5,807,667
J05860	5.0000	1/1/2021	1,262,998	1,348,968
G12358	5.0000	5/1/2021	1,515,686	1,618,828
G13670	5.0000	12/1/2021	3,298,554	3,517,612
J10227	5.0000	5/1/2022	1,619,915	1,728,182
G13674	5.0000	6/1/2022	2,975,832	3,173,335
G15036	5.0000	6/1/2024	22,231,982	23,508,527
G13667	5.0000	8/1/2024	2,110,920	2,276,238
G15173	5.0000	6/1/2026	14,473,734	15,375,473
G12400	5.5000	11/1/2016	124,700	128,836
G12730	5.5000	8/1/2017	20,400	21,318
G12829	5.5000	10/1/2017	19,584	20,521
G14187	5.5000	12/1/2020	10,062,127	10,801,391
J01270	5.5000	2/1/2021	171,770	186,125
G12139	6.5000	9/1/2019	595,220	618,743
A26942	6.5000	9/1/2034	610,985	699,156
G08107	6.5000	1/1/2036	1,494,824	1,710,049
P50543	6.5000	4/1/2037	141,178	154,630
Federal National Mortgage Association
MA0323	4.5000	2/1/2020	692,706	728,643
MA0358	4.5000	3/1/2020	405,234	426,465
MA0419	4.5000	5/1/2020	652,094	686,591
889531	4.5000	5/1/2022	104,100	104,100
AL6212	4.5000	1/1/2027	21,478,120	22,723,628
720396	5.0000	7/1/2018	1,652,550	1,742,646
254907	5.0000	10/1/2018	1,305,554	1,377,670
995756	5.0000	12/1/2018	5,701,594	6,022,422
995565	5.0000	12/1/2018	998,707	1,053,879
AL5252	5.0000	4/1/2019	1,786,809	1,876,588
745387	5.0000	4/1/2019	457,278	483,836
735660	5.0000	6/1/2020	249,746	266,309
AE0126	5.0000	6/1/2020	19,495,561	20,616,751
AL5656	5.0000	8/25/2020	2,325,879	2,476,985
310097	5.0000	10/1/2020	1,969,536	2,070,647
995861	5.0000	1/1/2021	6,355,689	6,714,150
888104	5.0000	5/1/2021	146,631	156,156
AE0314	5.0000	8/1/2021	33,834,496	35,799,296

890185	5.0000	10/1/2021	1,910,125	2,049,025
890083	5.0000	12/1/2021	3,221,276	3,403,342
889738	5.0000	9/1/2022	779,220	835,900
AE0792	5.0000	1/1/2026	6,333,268	6,700,597
AL4056	5.0000	6/1/2026	19,022,470	20,380,234
AL5764	5.0000	9/25/2029	16,831,420	17,924,962
257100	5.5000	1/1/2018	558,487	590,544
745500	5.5000	12/1/2018	3,920,670	4,184,531
995284	5.5000	3/1/2020	4,451,131	4,618,627
745190	5.5000	6/1/2020	628,353	661,146
889318	5.5000	7/1/2020	5,414,975	5,796,568
AE0237	5.5000	11/1/2023	5,486,980	5,865,747
AL0471	5.5000	7/1/2025	512,192	558,657
AL4433	5.5000	9/1/2025	4,629,617	5,012,449
AL4901	5.5000	9/1/2025	8,132,878	8,717,632
AL5812	5.5000	9/25/2029	16,497,891	17,602,937
AL5867	5.5000	10/25/2044	4,208,406	4,485,916
735439	6.0000	9/1/2019	1,010,362	1,064,471
745238	6.0000	12/1/2020	2,700,049	2,859,422
745832	6.0000	4/1/2021	13,401,129	14,245,400
AD0951	6.0000	4/1/2021	5,373,721	5,743,110
AL0294	6.0000	10/1/2022	280,053	304,459
890403	6.0000	5/1/2023	5,713,804	6,051,061
890225	6.0000	5/1/2023	4,837,118	5,174,894
725951	7.5000	8/1/2017	42,009	43,946
323282	7.5000	7/1/2028	309,248	348,881
Government National Mortgage Association
782281	6.0000	3/15/2023	2,824,091	3,074,803
TOTAL AGENCY POOL FIXED RATE MORTGAGES				$405,547,277

AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 17.3%
Federal Home Loan Mortgage Corporation
3818 CL HA	1.5000	1/15/2018	$5,385,400	$5,433,610
4350 CL CA	2.0000	10/15/2019	37,175,387	37,782,877
4351 CL GA	2.0000	11/15/2019	27,017,078	27,438,112
4383 CL JC	2.0000	5/15/2023	38,201,938	38,671,031
3711 CL AD	2.5000	8/15/2023	232,390	234,881
4399 CL A	2.5000	7/15/2024	120,994,934	123,813,197
3825 CL AB	3.0000	8/15/2020	3,244,775	3,341,298
2634 CL CI	3.0000	2/15/2023	43,888	44,414
3829 CL CD	3.0000	8/15/2024	1,470,205	1,488,524
2809 CL UC	4.0000	6/15/2019	552,759	579,129
3806 CL AB	4.0000	2/15/2023	173,485	173,461
3625 CL AJ	4.0000	3/15/2023	46,264	46,477
3992 CL H	4.0000	6/15/2036	169,532	173,257
3986 CL P	4.0000	3/15/2039	393,926	406,011
2877 CL WA	4.2500	10/15/2034	75,129	75,137
3578 CL AM	4.5000	9/15/2016	1,285,149	1,311,764
2614 CL BY	4.5000	5/15/2018	1,512,690	1,583,466
2625 CL JK	4.5000	6/15/2018	3,666,071	3,841,550
2645 CL BY	4.5000	7/15/2018	306,721	320,585
2656 CL PE	4.5000	7/15/2018	604,790	633,648
2694 CL AN	4.5000	7/15/2018	2,743,991	2,877,682
2885 CL DX	4.5000	11/15/2019	8,878,568	9,360,509
3271 CL TB	4.5000	11/15/2019	5,243,177	5,528,680
2900 CL PC	4.5000	12/15/2019	5,189,643	5,464,370
2990 CL TD	4.5000	12/15/2019	79,514	82,383
2933 CL AD	4.5000	2/15/2020	3,618,158	3,821,946
2930 CL KT	4.5000	2/15/2020	1,436,982	1,515,505
2995 CL JK	4.5000	6/15/2020	1,859,390	1,952,885
3969 CL MP	4.5000	4/15/2039	143,219	149,460
3939 CL D	4.5000	9/15/2041	2,548,114	2,694,699
2509 CL CB	5.0000	10/15/2017	1,742,871	1,814,520
2568 CL XD	5.0000	2/15/2018	434,554	455,953
2747 CL DX	5.0000	2/15/2019	3,653,027	3,855,769
3852 CL HA	5.0000	12/15/2021	6,962,187	7,378,805
2494 CL CF	5.5000	9/15/2017	1,775,386	1,865,007
2503 CL B	5.5000	9/15/2017	1,704,872	1,779,392
3808 CL BQ	5.5000	8/15/2025	7,233,596	7,633,758
3806 CL JB	5.5000	2/15/2026	3,869,349	4,230,901
3855 CL HQ	5.5000	2/15/2026	3,890,730	4,144,872
2453 CL BD	6.0000	5/15/2017	517,845	541,537
3926 CL GP	6.0000	8/15/2025	4,039,184	4,207,860
3614 CL DY	6.0000	1/15/2032	8,416,635	9,376,973
Federal National Mortgage Association
2013-64 CL TZ	1.5000	3/25/2042	1,792,204	1,616,675
2013-30 CL CA	1.5000	4/25/2043	24,869,527	24,223,374
2013-30 CL JA	1.5000	4/25/2043	17,267,069	16,788,053
2014-80 CL GD	2.0000	2/25/2042	46,008,274	45,653,426
2013-66 CL JA	2.2500	7/25/2043	71,682,310	71,199,665
2010-83 CL AH	2.5000	11/25/2018	1,652,397	1,691,649
2011-125 GE	2.5000	12/25/2041	49,493,746	49,542,671
2011-23 CL AB	2.7500	6/25/2020	1,769,218	1,817,411
2011-25 CL AH	2.7500	6/25/2021	4,210,255	4,325,442
2012-73 CL JB	3.5000	1/25/2042	34,579,511	36,061,156
2012-8 CL LE	3.5000	2/25/2042	33,000,501	34,414,279
2012-26 CL ME	3.5000	3/25/2042	43,801,646	45,678,073
2012-41 CL LB	3.5000	4/25/2042	41,146,942	42,895,218

2012-48 CL MB	3.5000	5/25/2042	40,880,804	42,632,326
2012-117 CL AD	3.5000	10/25/2042	63,811,862	66,545,824
2013-112 CL WA	3.5000	2/25/2043	33,815,489	34,883,903
FN2010-32 CL CL	3.7500	8/25/2018	663,386	689,972
2003-128 CL NG	4.0000	1/25/2019	359,635	375,639
2004-7 CL JK	4.0000	2/25/2019	3,070,278	3,207,715
2008-15 CL JM	4.0000	2/25/2019	45,998	46,311
2008-18 CL MD	4.0000	3/25/2019	729,182	760,460
2004-76 CL CL	4.0000	10/25/2019	811,597	848,525
2011-67 CL EA	4.0000	7/25/2021	14,528,147	15,295,669
2009-31 CL A	4.0000	2/25/2024	361,687	376,791
2009-76 CL MA	4.0000	9/25/2024	941,974	974,639
2012-95 CL AB	4.0000	11/25/2040	6,620,096	6,754,166
2009-70 CL NU	4.2500	8/25/2019	4,707,115	4,891,539
2004-90 -CL GA	4.3500	3/25/2034	629,273	634,987
2003-30 CL HW	4.5000	4/25/2018	586,018	613,236
2003-92 CL HP	4.5000	9/25/2018	7,699,554	8,084,427
2008-40 CL KA	4.5000	10/25/2018	1,042,473	1,079,733
2008-18 CL NB	4.5000	5/25/2020	1,823,123	1,904,393
2005-47 CL HK	4.5000	6/25/2020	10,558,958	11,080,147
2008-59 CL KB	4.5000	7/25/2023	3,725,490	3,916,253
2012-67 CL PB	4.5000	6/1/2027	8,835,457	9,157,156
2011-7 CL PA	4.5000	10/25/2039	407,388	420,054
2012-40 CL GC	4.5000	12/25/2040	5,806,746	5,959,835
2011-148 CL PB	4.5000	12/25/2041	7,266,669	7,737,419
2002-74 CL PE	5.0000	11/25/2017	582,569	608,645
2003-24 -CL PD	5.0000	4/25/2018	2,154,043	2,250,652
2003-46 CL BG	5.0000	6/25/2018	1,829,615	1,923,425
2003-97 CL CA	5.0000	10/25/2018	13,830,848	14,582,961
2008-77 CL DA	5.0000	4/25/2023	1,743,676	1,785,733
2005-26 CL G	5.0000	6/25/2032	34,135	34,206
2010-39 CL PL	5.0000	10/25/2032	1,215,217	1,226,203
2004-60 CL LB	5.0000	4/25/2034	7,131,162	7,685,396
2003-W17 CL 1A5	5.3500	8/25/2033	745,050	745,050
2011-19 CL WB	5.5000	10/25/2018	5,168,458	5,487,972
2009-116 CL PA	5.5000	4/25/2024	2,700,429	2,781,091
2002-9 CL PC	6.0000	3/25/2017	1,603,453	1,671,648
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATION				$973,687,088

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 7.6%
Bayview Opportunity Master Fund Trust
2014-20NP CL A†	3.7210	8/28/2044	$219,435	$219,599
2012-4NR2 CL A†	3.9496	1/28/2034	5,038,836	5,024,647
Citicorp Mortgage Securities Inc. 2005-5 CL 2A3	5.0000	8/25/2020	117,698	120,949
Citigroup Mortgage Loan Trust Inc. 2014-A A	4.0000	1/1/2035	24,244,971	24,976,006
Credit Suisse Mortgage Trust
2013-6 1A1†	2.5000	8/25/2043	83,971,162	83,493,223
2006-C5 A3	5.3110	12/15/2039	32,666,048	34,401,481
Nationstar Hecm Loan Trust 2014-1A A†	4.5000	11/25/2017	29,631,482	29,640,668
Normandy Mortgage Loan Trust 2013-NPL3 A†*	4.9486	9/16/2043	31,691,207	31,643,670
Riverview HECM Trust 2007-1 CL A†	0.7600	5/25/2047	33,683,821	29,392,839
Sequoia Mortgage Trust 2012-1 1A1	2.8650	1/25/2042	5,598,686	5,531,991
Stanwich Mortgage Loan Trust Series
2009-2 A†, *	0.7500	2/15/2049	305,945	136,819
2010-1 A†, *	16.1000	9/15/2047	572,126	289,381
2010-2 A†, *	0.0000	2/28/2057	2,707,475	1,365,109
2010-3 A†, *	0.0000	7/31/2038	1,776,694	888,880
2010-4 A†, *	6.7700	8/31/2049	1,847,608	933,042
2011-1 A†, *	7.3500	6/30/2039	3,079,990	1,624,476
2011-2 A†, *	1.5200	9/15/2050	2,716,064	1,453,648
2013-NPL1 CL A†	2.9814	2/16/2043	10,181,937	10,207,794
2013-NPL2 CL A†	3.2282	4/16/2059	30,325,786	30,318,371
Truman Capital Mortgage Loan Trust
2014-NPL3 A1†	3.2500	4/25/2053	6,717,870	6,709,446
2014-NPL2 A1 †	3.2500	6/25/2054	7,343,396	7,333,824
Vericrest Opportunity Loan Transferee
2014-NPL4 A1†	3.1250	4/24/2054	38,408,418	38,161,821
2014-NL37 A1	3.3750	8/27/2057	56,059,656	55,749,450
2014-NPL3 A1†	3.2500	11/25/2053	9,420,902	9,452,174
2014-NPL1 A1†	3.6250	10/27/2053	6,749,208	6,762,375
2014-NPL2 A1†	3.6250	11/25/2053	8,214,899	8,245,346
Wells Fargo Mortgage-Backed Securities Trust 2006-5 2A1	5.2500	4/25/2021	4,778,719	4,872,764
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION				$428,949,793

AGENCY STRIPPED — 1.6%
PRINCIPAL ONLY SECURITIES
Federal Home Loan Mortgage Corporation 217	0.0000	1/1/2032	415,769	$386,131
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
3714 TI	2.2500	8/15/2015	30,040,780	371,869
3935 LI	3.0000	10/15/2021	5,598,805	419,335
3948 AI	3.0000	10/15/2021	7,014,559	519,498
3956 KI	3.0000	11/15/2021	15,281,444	1,208,683
3968 AI	3.0000	12/15/2021	5,787,640	462,371
3992 OI	3.0000	1/15/2022	4,544,195	352,730
3994 EI	3.0000	2/15/2022	10,468,207	857,308
3998 KI	3.0000	11/15/2026	19,259,268	2,097,845
3994 AI	3.0000	2/1/2027	10,949,408	893,179

4100 EI	3.0000	8/15/2027	88,411,702	10,292,024
3706 AI	3.5000	7/15/2020	7,090,307	313,983
3722 AI	3.5000	9/15/2020	9,756,795	726,089
3735 AI	3.5000	10/15/2020	4,593,673	358,284
3874 DI	3.5000	10/15/2020	7,769,862	421,674
3893 DI	3.5000	10/15/2020	5,755,990	316,549
3753 CI	3.5000	11/15/2020	2,169,986	172,460
3755 AI	3.5000	11/15/2020	8,684,249	671,983
3760 KI	3.5000	11/15/2020	6,814,152	498,138
3784 BI	3.5000	1/15/2021	5,879,803	469,976
3874 BI	3.5000	6/15/2021	4,969,000	409,968
3893 BI	3.5000	7/15/2021	4,279,995	359,370
3909 KI	3.5000	7/15/2021	3,737,268	313,510
3938 IO	3.5000	10/15/2021	25,397,455	2,190,086
3778 GI	3.5000	6/15/2024	4,699,971	304,493
3854 GI	3.5000	11/15/2024	3,246,056	149,716
3852 YI	3.5000	3/15/2025	11,259,287	714,652
3763 NI	3.5000	5/15/2025	4,054,990	347,329
3904 QI	3.5000	5/15/2025	4,377,773	332,691
3909 UI	3.5000	8/15/2025	6,839,697	473,203
3904 NI	3.5000	8/15/2026	9,554,440	1,197,143
3930 AI	3.5000	9/15/2026	12,108,997	1,615,363
4018 AI	3.5000	3/15/2027	20,653,500	2,540,971
3684 CI	4.5000	8/15/2024	22,405,937	2,009,031
3917 AI	4.5000	7/15/2026	33,520,155	4,428,706
3636 IO	5.0000	11/15/2018	20,213,010	1,246,217
217	6.5000	1/1/2032	400,342	84,055
Federal National Mortgage Association
2011-88 BI	3.0000	11/25/2020	3,480,899	171,667
2011-141 EI	3.0000	7/25/2021	15,207,523	978,216
2012-8 TI	3.0000	10/25/2021	7,160,822	542,961
2011-113 GI	3.0000	11/25/2021	6,882,676	521,864
2011-129 AI	3.0000	12/25/2021	9,460,357	720,677
2012-8 UI	3.0000	12/25/2021	23,274,844	1,766,330
2011-137 AI	3.0000	1/25/2022	12,110,525	933,392
2011-138 IG	3.0000	1/25/2022	15,021,521	1,176,751
2011-145 IO	3.0000	1/25/2022	19,181,561	1,456,477
2012-78 AI	3.0000	2/25/2022	11,467,472	766,453
2012-23 IA	3.0000	3/25/2022	8,767,163	676,319
2012-32 AI	3.0000	4/25/2022	14,424,747	1,147,966
2012-53 CI	3.0000	5/25/2022	22,181,846	1,761,183
2012-147 AI	3.0000	10/25/2027	32,828,731	3,902,607
2012-145 DI	3.0000	1/25/2028	17,833,747	2,156,610
2012-149 CI	3.0000	1/25/2028	48,162,069	5,756,287
2010-128 LI	3.5000	11/25/2020	11,065,093	818,264
2011-75 BI	3.5000	11/25/2020	5,767,169	312,361
2011-78 LI	3.5000	11/25/2020	15,180,331	780,784
2010-145 BI	3.5000	12/25/2020	5,611,798	438,879
2011-61 BI	3.5000	7/25/2021	4,890,431	406,044
2011-66 QI	3.5000	7/25/2021	8,523,138	700,611
2010-104 CI	3.5000	10/25/2021	14,625,859	1,216,715
2011-104 DI	3.5000	10/25/2021	24,427,612	1,955,782
2011-110 AI	3.5000	11/25/2021	10,234,624	831,903
2011-118 IC	3.5000	11/25/2021	27,256,934	2,301,524
2011-125 DI	3.5000	12/25/2021	19,217,822	1,671,866
2011-143 MI	3.5000	1/25/2022	7,794,270	609,731
2012-2 MI	3.5000	2/25/2022	11,682,925	1,031,671
2010-137 BI	3.5000	2/25/2024	4,032,951	191,674
2010-135 DI	3.5000	4/25/2024	8,694,983	494,440
2011-75 AI	3.5000	1/25/2025	16,531,017	1,041,320
2011-66 BI	3.5000	3/25/2025	2,034,863	112,534
2011-80 KI	3.5000	4/25/2025	8,648,093	630,427
2011-67 CI	3.5000	8/25/2025	4,287,090	365,164
2011-22 IC	3.5000	12/25/2025	8,525,916	912,933
2011-101 EI	3.5000	10/25/2026	19,149,557	2,376,985
2011-69 TI	4.0000	5/25/2020	5,400,672	305,922
2010-89 LI	4.0000	8/25/2020	8,590,204	611,761
2010-104 CI	4.0000	9/25/2020	3,777,450	272,579
2011-67 EI	4.0000	7/25/2021	9,449,806	663,887
2010-110 IH	4.5000	10/25/2018	10,078,937	663,976
2009-70 IN	4.5000	8/25/2019	14,095,299	818,758
2008-15 JI	4.5000	6/25/2022	2,148,532	52,775
2010-114 CI	5.0000	4/25/2018	12,467,064	777,962
2010-30	5.0000	5/25/2018	5,243,800	347,395
2003-64 XI	5.0000	7/25/2033	1,138,461	174,440
TOTAL AGENCY STRIPPED				$88,853,440

AGENCY POOL ADJUSTABLE RATE MORTGAGES — 0.0%
Federal National Mortgage Association 865963	2.2980	3/1/2036	$2,047,476	$2,186,602

ASSET-BACKED SECURITIES
AUTO —23.2%
Ally Auto Receivables Trust 2012-1 B
2012-SN1 A3	0.7000	12/21/2015	$11,668,592	$11,671,648
2012-SN1 A4	0.7200	8/20/2015	4,286,617	4,289,928
2012-1 B	1.8400	11/15/2016	8,666,000	8,688,206
American Credit Acceptance Receivables

2014-1 A†	1.1400	3/12/2018	2,521,857	2,523,189
2013-2 A	1.3200	2/15/2017	424,926	425,345
2014-2 A†	1.3900	10/10/2017	6,980,711	6,975,965
AmeriCredit Automobile Receivables Trust
2013-2 A2	0.5300	11/8/2016	4,171,300	4,171,606
2014-3 A2A	0.5700	6/8/2017	45,000,000	44,911,778
2014-1 A2	0.5700	6/8/2017	32,773,741	32,763,171
2013-1 A3	0.6100	10/10/2017	1,260,550	1,259,838
2012-5 A3	0.6200	6/8/2017	598,069	598,199
2013-2 A3	0.6500	12/8/2017	18,477,000	18,450,691
2012-4 A3	0.6700	6/8/2017	39,572,645	39,587,453
2013-4 A2	0.7400	11/8/2016	13,662,525	13,665,672
2013-4 A3	0.9600	4/9/2018	8,314,000	8,324,667
2013-3 B	1.5800	9/10/2018	5,024,000	5,041,496
2013-4 B	1.6600	9/10/2018	90,000	90,375
2012-5 C	1.6900	11/8/2018	14,140,000	14,194,971
2012-1 B	1.7300	2/8/2017	1,258,917	1,261,147
2011-4 B	2.2600	9/8/2016	1,636,110	1,637,157
2012-3 C	2.4200	5/8/2018	1,650,000	1,676,085
2012-2 C	2.6400	10/10/2017	4,893,000	4,965,803
2012-1 C	2.6700	1/8/2018	2,371,000	2,405,479
2011-3 C	2.8600	1/9/2017	2,326,398	2,342,315
2012-3 D	3.0300	7/9/2018	24,856,000	25,484,742
2011-4 C	3.0800	7/10/2017	225,000	227,621
2011-2 C	3.1900	10/8/2016	3,871,345	3,887,527
2010-3 C	3.3400	4/8/2016	1,338,656	1,341,445
2012-1 D	4.7200	3/8/2018	8,891,000	9,326,141
2010-3 D	4.9800	1/8/2018	13,735,000	13,842,133
BMW Vehicle Lease Trust 2014-1 A2	0.4500	3/21/2016	19,746,970	19,737,813
California Republic Auto Receivables Trust 2013-2 A2	1.2300	3/15/2019	14,152,082	14,177,219
Capital Auto Receivables Asset Trust
2013-1 A3	0.7900	6/20/2017	3,345,000	3,347,137
2013-4 A2	0.8500	2/21/2017	6,750,000	6,759,445
Credit Acceptance Auto Loan Trust
2014-2A B†	2.6700	3/16/2020	8,639,000	8,665,930
2012-1A B†	3.1200	3/16/2020	4,500,000	4,521,836
Carmax Auto Owner Trust
2014-1 A2	0.4700	2/15/2017	27,126,680	27,121,729
2012-3 A3	0.5200	7/17/2017	17,310,729	17,294,850
2014-2 A2	0.7400	4/17/2017	37,164,971	37,157,141
DT Auto Owner Trust
2014-1A A†	0.6600	7/17/2017	1,166,374	1,166,361
2014-2A A1 †	0.8300	8/15/2017	7,938,673	7,936,675
2014-1A B†	1.4300	3/15/2018	5,730,000	5,740,931
2014-2A B†	1.6400	4/16/2018	8,474,000	8,470,029
2013-2A B†	1.7800	6/15/2017	9,548,000	9,575,264
Enterprise Fleet Financing LLC
2012-2 A2†	0.7200	4/20/2018	4,265,969	4,267,264
2014-2 A2†	1.0500	3/20/2020	2,500,000	2,496,810
Exeter Automobile Receivables Trust 2013-2A A
2014-2A A†	1.0600	8/15/2018	7,269,932	7,254,748
2014-1A A†	1.2900	5/15/2018	24,199,044	24,213,184
2013-2A A†	1.4960	11/15/2017	11,240,713	11,257,912
Fifth Third Auto Trust 2014-1 A2	0.4600	8/15/2016	30,178,140	30,184,115
First Investors Auto Owner Trust
2014-1A A2 †	0.8000	2/15/2018	3,611,846	3,610,909
2014-2A A2 †	0.8300	8/15/2018	22,500,000	22,476,474
2013-3A A2†	0.8900	9/15/2017	2,927,172	2,928,939
2014-1A A3 †	1.4900	8/15/2017	9,500,000	9,508,177
Ford Credit Auto Lease Trust 2013-A A3	0.6000	3/15/2016	25,560,414	25,574,337
Ford Credit Auto Trust 2013-A A3	0.5500	7/15/2017	41,729,162	41,736,105
Honda Auto Receivables Owner Trust
2014-2 A2	0.3900	9/19/2016	25,376,000	25,359,731
2014-1 A2	0.4100	8/22/2016	37,031,528	37,012,186
2014-B A2	0.4400	2/15/2017	41,384,596	41,372,727
Hyundai Auto Receivables Trust 2012-C A4	0.7300	6/15/2018	500,000	499,731
Mercedes-Benz Auto Lease
2014-A A2A	0.4800	6/15/2016	44,250,278	44,260,880
2013 A A3	0.5900	2/15/2016	17,845,923	17,851,552
Nissan Auto Lease Trust
2013-A A2A	0.4500	9/15/2015	23,259	23,260
2013-A A3	0.6100	4/15/2016	64,363,000	64,373,761
Prestige Automobile Receivables Trust
2014-1A A2†	0.9700	3/15/2018	12,471,271	12,460,886
2012-1 B	2.4900	2/15/2018	3,855,000	3,900,781
2013-1A A2†	1.0900	2/15/2018	7,205,012	7,211,757
2013-1A A3	1.3300	5/15/2019	4,625,000	4,630,533
2014-1A A3†	1.5200	4/15/2020	17,250,000	17,214,505
Porsche Financial Auto Securitization 2014-1 A2†	0.3800	9/23/2016	35,513,657	35,510,454
Santander Drive Auto Receivables Trust
2014-3 A2A	0.5400	8/15/2017	16,028,146	16,023,726
2014-4 A2A	0.5500	1/16/2018	43,174,000	43,155,612
2013-1 A3	0.6200	6/15/2017	19,204,958	19,207,629
2013-5 A2A	0.6400	4/17/2017	7,420,187	7,421,542
2014-1 A2A	0.6600	7/17/2017	14,142,757	14,145,726
2013-2 A3	0.7000	9/15/2017	38,176,018	38,191,014
2013-3 A3	0.7000	10/16/2017	5,488,176	5,489,400
2014-2 A2A	0.7500	8/15/2017	24,906,714	24,898,963

2014-1 A3	0.8700	1/16/2018	19,425,000	19,443,232
2013-1 B	1.1600	1/15/2019	3,570,000	3,573,415
2012-AA B	1.2100	10/16/2017	17,943,000	17,970,853
2012-6 B	1.3300	5/15/2017	13,868,462	13,886,660
2013-5 B	1.5500	10/15/2018	17,165,000	17,215,127
2014-1 B	1.5900	10/15/2018	5,460,000	5,473,920
2012-3 B	1.9400	12/15/2016	1,874,960	1,877,557
2013-4 B	2.1600	1/15/2020	4,218,000	4,269,738
2012-3 D	3.6400	5/15/2018	32,352,000	33,411,447
Toyota Auto Receivable Owner Trust 2014-A A3	0.6700	12/15/2017	35,000,000	34,953,363
VFC LLC 2014-2 B†	5.5000	7/20/2030	6,185,000	6,181,126
Wheels SPV LLC
2014-1A A1 †	0.2400	5/20/2015	3,700,990	3,701,031
2014-1A A2†	0.8700	3/20/2023	11,860,000	11,830,654
Westlake Automobile Receivables Trust
2014-1A A2†	1.2000	5/15/2017	2,000,000	1,999,349
2014-1A B†	1.2400	11/15/2019	4,500,000	4,495,703
2014-1A C†	2.2100	11/15/2019	500,000	499,552
TOTAL ASSET-BACKED SECURITIES- AUTO				$1,304,212,210

ASSET-BACKED SECURITIES- OTHER — 8.0%
BEACON 2012-1A A †	3.7200	9/20/2027	$485,074	$492,655
CCG Receivables Trust
2014-1 A1†	0.2700	5/14/2015	614,934	614,948
2014-1 A2†	1.4400	11/14/2021	8,476,000	8,460,589
Cabela’s Master Credit Card Trust 2010-2A A1 †	2.2900	9/17/2018	7,560,000	7,646,226
Cerberus Onshore II CLO LLC
2014-1 A1†	2.1311	10/15/2023	9,096,000	9,095,900
2014-1 A2 †	2.9311	10/15/2023	6,612,000	6,548,333
Chesapeake Funding LLC†	0.5772	3/7/2026	29,025,000	29,025,058
GE Capital Credit Card Master Note Trust 2010-1 A	3.6900	3/15/2018	63,545,000	63,945,543
Global Tower Partners Acquisition Partners†	4.7040	5/15/2018	15,981,000	15,683,274
HFG HEALTHCO-4 LLC 2011-1A A†	2.4070	6/2/2017	16,552,000	16,806,686
HLSS Servicer Advance Receivables Back
2014-T1 AT1 †	1.3104	1/17/2045	19,425,000	19,437,529
2013-T2 B2 †	1.4953	5/16/2044	8,050,000	8,052,777
2013-T1 A2†	1.4953	1/16/2046	24,512,000	24,444,715
2013-T1 B2†	1.7436	1/16/2046	5,750,000	5,740,340
2013-T5 BT5†	2.2761	8/15/2046	9,300,000	9,314,136
2012-T2 B2†	2.4800	10/15/2045	14,078,000	14,160,924
Insite Issuer LLC†*	8.5950	8/15/2043	11,613,000	12,112,633
Kubota Credit Owner Trust 2014-1A†	0.9100	2/15/2017	6,269,000	6,265,235
MMAF Equipment Finance LLC
2013-AA A2 †	0.6900	5/9/2016	15,090,592	15,094,660
2012-AA A3 †	0.9400	8/10/2016	10,091,720	10,101,265
Navistar Financial Dealer Note Master 2013-1 A†	0.8253	1/25/2018	10,000,000	10,002,054
PFS Financing Corpation
2013-B A†	0.6608	4/17/2017	35,160,000	35,164,827
2014-BA A†	0.7547	10/15/2019	13,591,000	13,591,028
2014-AA A†	0.7608	2/15/2019	26,000,000	25,950,358
Panhandle-Plains Student Finance Corp 2001-1 CL A2*	1.6560	12/1/2031	5,900,000	5,811,500
Progresso Receivables Funding I LLC
2014-A CL A†*	3.5000	7/8/2019	9,589,000	9,594,993
2013-A CL A†*	4.0000	7/9/2018	14,984,000	15,077,650
Store Master Funding LLC 2012-1A CLA†	5.7700	8/20/2042	483,691	522,391
Unison Ground Lease Fund†*	5.7800	3/16/2020	10,932,000	10,851,343
Unison Ground Lease Fund†	6.2680	3/16/2020	3,768,000	3,710,350
Unison Ground Lease Fund†	9.5220	4/15/2020	19,600,000	21,998,256
WCP Issuer LLC 2013-1 CL B†*	6.6570	8/15/2020	15,347,000	16,033,789
TOTAL ASSET-BACKED SECURITIES				$451,351,965

U.S. TREASURY SECURITIES — 2.3%
U.S Treasury Note (Floating)	0.1040	4/30/2016	85,000,000	85,003,136
U.S Treasury Note (Floating)	0.1050	7/31/2016	20,000,000	20,000,198
U.S Treasury Note	2.5000	4/30/2015	25,000,000	25,197,023
TOTAL U.S. TREASURY SECURITIES				$130,200,357

CORPORATE BONDS & DEBENTURES — 9.3%
AIR 2 U.S. †	8.0270	10/1/2019	8,580,276	9,250,610
AIR 2 U.S. †*	10.1270	10/1/2020	38,387,816	9,405,015
Algeco Scotsman Global Finance†	8.5000	10/15/2018	56,846,000	55,140,620
Boart Longyear Management Pty Ltd†	10.0000	10/1/2018	47,843,000	49,756,720
Consol Energy Inc.	8.2500	4/1/2020	33,666,000	35,046,306
Continental Airlines Company
1997-1 1A	7.4610	4/1/2015	220,678	223,851
2000-1	8.3880	11/1/2020	4,932,493	5,071,195
Delta Airlines N671US†*	7.5000	9/15/2020	15,875,318	15,875,318
Everest ACQ LLC / Finance	6.8750	5/1/2019	69,367,000	69,020,165
HD Supply Inc.	11.0000	4/15/2020	37,556,000	42,813,840
Northwest Airlines
2000-1 G	7.1500	10/1/2020	13,966,906	14,804,920
1999-2 B*	7.9500	9/1/2016	2,563,265	2,742,693
1999-2 C*	8.3040	9/1/2019	8,270,380	6,616,304
Reynolds Group Issuer LLC	7.8750	8/15/2019	71,693,000	75,636,115
Thompson Creek Metals Co Inc.	9.7500	12/1/2017	47,531,000	49,937,257
US Airways PT Trust
1998-1C	6.8200	1/30/2016	16,060,647	15,538,676
1998-1B	7.3500	7/30/2019	6,603,952	6,917,640

1999-1C	7.9600	1/20/2018	21,901,975	20,450,970
Walmart Stores Inc.	2.8750	4/1/2015	1,875,000	1,885,639
Zayo Group, LLC	8.1250	1/1/2020	34,514,000	36,606,411
TOTAL CORPORATE BONDS & DEBENTURES				$522,740,265

CORPORATE BANK DEBT — 2.7%
La Frontera Generation Term Loan B†	4.5000	9/30/2020	27,558,075	27,050,455
Novelis Inc. Term Loan B†	3.0000	3/10/2017	19,249,000	19,021,669
OCI Beaumont LLC Term Loan B1†	5.0000	8/20/2019	17,754,104	17,573,012
OSG International Term Loan B†	5.7500	3/7/2019	29,663,458	28,864,324
Scientific Games International Term Loan B2†	6.0000	8/1/2021	32,921,000	32,418,955
Toys R Us Property Term Loan B†	6.0000	8/21/2019	27,060,240	25,834,952
TOTAL CORPORATE BANK DEBT				$150,763,367

TOTAL INVESTMENT SECURITIES — 96.5% (Cost $5,545,784,748)				$5,428,752,714

SHORT-TERM INVESTMENTS — 3.4% (Cost $189,942,121)
Exxon Mobil Corporation	0.0900	1/5/2015	$55,000,000	$54,999,450
Exxon Mobil Corporation	0.0900	1/9/2015	60,000,000	59,998,800
Exxon Mobil Corporation	0.0900	1/12/2015	35,000,000	34,999,037
Exxon Mobil Corporation	0.1300	1/21/2015	30,000,000	29,997,834
State Street Bank Repurchase Agreement (Dated 12/31/14, repurchase price of $9,947,000, collateralized by $10,057,000 principal amount U.S. Treasury Notes — 3.75% 2043, fair value $10,150,500)	0.0000	1/2/2015	9,947,000	9,947,000
TOTAL SHORT-TERM INVESTMENTS				$189,942,121

TOTAL INVESTMENTS — 99.9% (Cost $5,735,726,869)				$5,618,694,835
Other assets and liabilities, net — 0.1%				4,675,897
TOTAL NET ASSETS — 100.0%				$5,623,370,732

*These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund’s fair value procedures. These securities constituted 2.9% of total net assets at December 31, 2014.

† Restricted securities. These restricted securities constituted 27.7% of total net assets at December 31, 2014, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve. Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are principally traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term investments with maturities generally of 60 days or less are valued at amortized cost. Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred. The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2014:

Investments	Level 1	Level 2	Level 3	Total
Bonds & Debentures
Commercial Mortgage-Backed
Agency Stripped	—	$559,760,135	$—	$559,760,135
Non-Agency	—	287,956,343	19,128,194	307,084,537
Agency	—	103,415,678	—	103,415,678
Residential Mortgage-Backed
Agency Pool Fixed Rate	—	405,547,277	—	405,547,277
Agency Collateralized Mortgage Obligation	—	973,687,088	—	973,687,088
Non-Agency Collateralized Mortgage Obligation	—	390,614,768	38,335,025	428,949,793
Agency Stripped	—	88,853,440	—	88,853,440
Agency Pool Adjustable Rate Mortgages	—	2,186,602	—	2,186,602
Asset-Backed Securities
Auto	—	1,304,212,210	—	1,304,212,210
Other	—	381,870,057	69,481,908	451,351,965
U.S. Treasuries	—	130,200,357	—	130,200,357
Corporate Bonds and Debentures	—	488,100,935	34,639,330	522,740,265
Corporate Bank Debt	—	150,763,367	—	150,763,367
Short-Term Investments	—	189,942,121	—	189,942,121
Total Investments	—	$5,457,110,378	$161,584,457	$5,618,694,835

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the year ended December 31, 2014:

Investment	Beginning Value at September 30, 2014	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In (Out)	Ending Value at December 31, 2014	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at December 31, 2014

Commercial Mortgage-Backed Non-Agency	$11,753,254	$(55,590)	$7,430,530	—	—	$19,128,194	$(55,590)
Residential Mortgage-Backed Agency Collateralized Mortgage Obligation	133,850,731	(286,943)	—	$(9,750,591)	$(123,813,197)	—	—
Non-Agency Collateralized Mortgage Obligation	59,186,919	1,650,277	—	(8,458,901)	(14,043,270)	38,335,025	—
Asset-Backed Securities- Other	71,119,633	(1,637,725)	—	—	—	69,481,908	(1,637,725)
Corporate Bonds and Debentures	35,090,300	(450,970)	—	—	—	34,639,330	(450,970)
	$311,000,837	$(780,951)	$7,430,530	$(18,209,492)	$(137,856,467)	$161,584,457	$(2,144,285)

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Level 1 and 2. There were transfers of $137,856,467 out of Level 3 into Level 2 during the period ended December 31, 2014. The transfers out are a result of our pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of December 31, 2014:

Financial Assets	Fair Value at December 31, 2014	Valuation Technique(s)	Unobservable Inputs	Price/Range

Commercial Mortgage-Backed Non-Agency	$19,128,194	Third-Party Broker Quote*	Quotes/Prices	$97.14

Non-Agency Collateralized Mortgage Obligation	$6,691,355	Pricing Model**	Prices	$40.97 - $59.65 $(52.21)
			Discount	6.2%-13.2% (2.3%)
	$31,643,670	Third-Party Broker Quote*	Quotes/Prices	$99.85

Asset-Backed Securities- Other	$69,481,908	Third-Party Broker Quote*	Quotes/Prices	$98.50 - $104.48

Corporate Bonds and Debentures	$34,639,330	Third-Party Broker Quote*	Quotes/Prices	$24.50 - $107

*The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

** The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $5,558,688,077 for Federal income tax purposes. Net unrealized depreciation for Federal income tax consists of:

Gross unrealized appreciation:	$10,406,572
Gross unrealized depreciation:	(140,341,935)
Net unrealized appreciation:	$(129,935,363)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, President
(Principal Executive Officer)

Date:     March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, President
(Principal Executive Officer)

Date:     March 2, 2015

By:	/s/ E. LAKE SETZLER III
E. Lake Setzler III, Treasurer
(Principal Financial Officer)

Date:     March 2, 2015